Information about QVC's Operating Segments (Reconciliation of Adjusted OIBDA to Income before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting [Abstract]
Consolidated Adjusted OIBDA	$ 404	$ 390	$ 1,828	$ 1,733	$ 1,673
Stock-based compensation	(10)	(5)	(34)	(22)	(18)
Depreciation and amortization	(134)	(127)	(526)	(574)	(523)
(Loss) gain on investments	1	0	(4)	(2)	105
Gain on financial instruments	12	11	48	50	40
Interest expense	(63)	(55)	(235)	(231)	(415)
Interest income	0	1	2	2	2
Foreign currency gain (loss)	(1)	6	2	(2)	(8)
Other					(23)
Income before income taxes	$ 168	$ 221	$ 1,081	$ 954	$ 833